SHAREHOLDERS EQUITY	3 Months Ended
Mar. 31, 2026
Shareholders Equity
SHAREHOLDERS EQUITY

NOTE 6 - SHAREHOLDERS EQUITY

a)	During the period ended March 31, 2026, the Company issued 400,000 Common Shares in respect of the exercise of 400,000 vested RSUs (note 7 (c)).

b)	During the period ended March 31, 2026, the Company issued 4,000 Common Shares in respect of the exercise of 4,000 share options for proceeds of $12 (note 7 (b)).

c)	During the period ended March 31, 2026, the Company issued 252,967 Common Shares in respect of the exercise of 252,967 warrants for proceeds of $946 (note 7 (a)).

d)

Share repurchase program

On January 7, 2026, the Board of Directors of the Company approved a repurchase program allowing the Company to purchase through the facilities of the NASDAQ, $20,000 of Common Shares of the Company up to a value of $20,000 but not to represent more than 20% of the “public float”, through to April 7, 2026, which was extended on March 27, 2026 to July 6, 2026 to (the “Buyback”). Oppenheimer & Co. Inc. will act as the Company’s advisor and dealer manager in respect of the Buyback. As of March 31, 2026, the Company repurchased a total of 542,845 shares with a value of $3,479 (net of commissions), none of which have yet been cancelled.